Annual Operating Expenses {- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-04 - Fidelity Freedom Blend 2005 Fund - Fidelity Freedom Blend 2005 Fund- Class K6
	Jul. 13, 2021
Operating Expenses:
Management fee	0.26%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.26%	[1]

[1]	(a)Adjusted to reflect current fees.